OFI Pictet Global Environmental Solutions Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Income Fund

Oppenheimer Conservative Balanced Fund/VA

Oppenheimer Corporate Bond Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Dividend Opportunity Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Emerging Markets Revenue ETF

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

Oppenheimer Equity Income Fund

Oppenheimer ESG Revenue ETF

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Allocation Fund

Oppenheimer Global ESG Revenue ETF

Oppenheimer Global Focus Fund

Oppenheimer Global Fund

Oppenheimer Global Fund/VA

Oppenheimer Global High Yield Fund

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Revenue ETF

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Unconstrained Bond Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Cash Reserves

Oppenheimer Government Money Fund/VA

Oppenheimer Government Money Market Fund

Oppenheimer Institutional Government Money Market Fund

Oppenheimer Intermediate Term Municipal Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Equity Fund

Oppenheimer International Growth and Income Fund

Oppenheimer International Growth Fund

Oppenheimer International Growth Fund/VA

Oppenheimer International Revenue ETF

Oppenheimer International Small-Mid Company Fund

Oppenheimer International Ultra Dividend Revenue ETF

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Main Street All Cap Fund®

Oppenheimer Main Street Fund®

Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Main Street Small Cap Fund®/VA

Oppenheimer Mid Cap Value Fund

Oppenheimer Municipal Fund

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Oppenheimer Preferred Securities and Income Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester® AMT-Free Municipal Fund

Oppenheimer Rochester® AMT-Free New York Municipal Fund

Oppenheimer Rochester® California Municipal Fund

Oppenheimer Rochester® Fund Municipals

Oppenheimer Rochester® High Yield Municipal Fund

Oppenheimer Rochester® Limited Term California Municipal Fund

Oppenheimer Rochester® Limited Term New York Municipal Fund

Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Rochester® Pennsylvania Municipal Fund

Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Oppenheimer Russell 1000® Dynamic Multifactor ETF

Oppenheimer Russell 1000® Low Volatility Factor ETF

Oppenheimer Russell 1000® Momentum Factor ETF

Oppenheimer Russell 1000® Quality Factor ETF

Oppenheimer Russell 1000® Size Factor ETF

Oppenheimer Russell 1000® Value Factor ETF

Oppenheimer Russell 1000® Yield Factor ETF

Oppenheimer Russell 2000® Dynamic Multifactor ETF

Oppenheimer S&P 500 Revenue ETF

Oppenheimer S&P Financials Revenue ETF

Oppenheimer S&P MidCap 400 Revenue ETF

Oppenheimer S&P SmallCap 600 Revenue ETF

Oppenheimer S&P Ultra Dividend Revenue ETF

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Short Term Municipal Fund

Oppenheimer Small Cap Value Fund

Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund/VA

Oppenheimer Ultra-Short Duration Fund

Oppenheimer Value Fund

Supplement dated November 2, 2018 to the Summary Prospectus, Prospectus and Statement of Additional Information

This supplement amends the summary prospectus, prospectus and statement of additional information of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the summary prospectus, prospectus and statement of additional information and retain it for future reference.

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this supplement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

November 2, 2018	PX0000.073

Oppenheimer
Limited-Term Government Fund
NYSE Ticker Symbols
Class A	OPGVX
Class C	OLTCX
Class R	OLTNX
Class Y	OLTYX
Class I	OLTIX
Summary Prospectus        December 28, 2018

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at http://www.oppenheimerfunds.com/fund/LimitedTermGovernmentFund. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.
The Fund’s prospectus and Statement of Additional Information (“SAI”), both dated December 28, 2018, and through page 65 of its most recent Annual Report, dated September 30, 2018, are incorporated by reference into this Summary Prospectus. You can access the Fund’s prospectus and SAI at http://www.oppenheimerfunds.com/fund/LimitedTermGovernmentFund. The Fund’s prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Investment Objective. The Fund seeks income.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts and sales charge waivers is available from your financial professional and in the section “About Your Account” beginning on page 15 of the prospectus, in the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers,” and in the section “How to Buy Shares” beginning on page 46 in the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	2.25%	None	None	None	None
...
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	1%	None	None	None
Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class Y	Class I
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%
...
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
...
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.07%
...
Total Annual Fund Operating Expenses	0.88%	1.63%	1.13%	0.63%	0.49%
...
Fee Waiver and/or Expense Reimbursement[2]	(0.08)%	(0.03)%	(0.03)%	(0.13)%	None
...
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%	1.60%	1.10%	0.50%	0.49%
1.	Expenses have been restated to reflect current fees.
2.	After discussions with the Fund’s Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 0.80% for Class A shares, 1.60% for Class C shares, 1.10% for Class R shares and 0.50% for Class Y shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$305	$493	$696	$1,282	$305	$493	$696	$1,282
...
Class C	$264	$515	$891	$1,946	$164	$515	$891	$1,946
...
Class R	$113	$358	$623	$1,380	$113	$358	$623	$1,380
...
Class Y	$51	$189	$339	$776	$51	$189	$339	$776
...
Class I	$50	$158	$275	$617	$50	$158	$275	$617
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies. Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
The Fund may invest up to 20% of its net assets in mortgage-backed securities that are not issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating at the time of acquisition by the Fund of at least “BBB” by Standard & Poor’s Rating Service or “Baa” by Moody’s Investors Service or a comparable rating by another nationally recognized securities rating organization; or, if unrated, deemed by the Sub-Adviser to have a comparable rating) and certain other high quality debt obligations.
U.S. government securities are debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as “instrumentalities” of the U.S. government. The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations (“CMOs”) and mortgage participation certificates. They include mortgage-related securities issued or guaranteed by instrumentalities of the U.S. government, such as the Government National Mortgage Association. The Fund also may enter into forward roll transactions.
Not all of the U.S. government securities the Fund buys are issued or guaranteed by the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The securities the Fund buys may pay interest at fixed, floating, or variable rates, or may be “stripped” securities whose interest coupons have been separated from the security and sold separately.
The Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. However, the Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks. The duration of the portfolio might not meet that target at all times due to interest rate changes and other market events.
The Fund may also use derivatives to seek to increase its investment return or for hedging purposes. Options, futures, CMOs, total return swaps and credit default swaps are examples of derivatives the Fund can use.
The portfolio manager employs a “top-down,” or global, macroeconomic analysis of the fixed income markets, then sets strategic targets to guide decisions on interest rate sensitivity and sector allocations. The portfolio manager then pairs these targets with “bottom-up,” or security-by-security, fundamental research to make individual investment decisions and help manage risks within each bond sector.
The Fund’s portfolio manager compares the yields, relative values and risks of different types of U.S. government securities and government agency securities to provide portfolio diversity to help preserve principal. The portfolio manager currently focuses on sectors of the U.S. government debt market that he believes offer good relative values, securities that have relatively high income potential, and securities that help reduce exposure to changes in interest rates to help preserve principal and help the Fund meet its duration target. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio manager believes are no longer favorable with regard to these factors.
The Fund’s share prices and distributions are not backed or guaranteed by the U.S. government.
Principal Risks. The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may fall due to adverse changes in the markets in which the Fund invests or because of poor investment selection, which
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could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Although the Fund invests in securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, the Fund also invests in securities issued by private issuers, which do not have any government guarantees. While the Fund’s investments in U.S. government securities may be subject to little credit risk, the Fund’s other investments in debt securities are subject to risks of default.
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted under financial reform
3

legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking income from a fund that invests mainly in U.S. government securities but also buys private-issuer mortgage-related securities. The Fund does not seek capital appreciation. The Fund’s share prices and distributions are not insured or guaranteed by the U.S. government. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance (for Class A Shares) from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges and taxes are not reflected in the bar chart and if those charges were included, returns would be less than those shown. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website: http://www.oppenheimerfunds.com/fund/LimitedTermGovernmentFund
Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 3.43% (3rd Qtr 09) and the lowest return for a calendar quarter was -5.34% (4th Qtr 08). For the period from January 1, 2018 to September 30, 2018 the return before sales charges and taxes was 0.24%.

The following table shows the average annual total returns for each class of the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns for the periods ended December 31, 2017
	1 Year	5 Years	10 Years (or life of class, if less)
Class A Shares (inception 03/10/86)
Return Before Taxes	(1.52)%	0.06%	1.13%
Return After Taxes on Distributions	(2.32)%	(0.73)%	0.11%
Return After Taxes on Distributions and Sale of Fund Shares	(0.86)%	(0.31)%	0.46%
...
Class C Shares (inception 02/01/95)	(0.82)%	(0.24)%	0.59%
...
Class R Shares (inception 03/01/01)	0.45%	0.24%	1.08%
...
Class Y Shares (inception 01/26/98)	1.05%	0.86%	1.68%
...
Class I Shares (inception 12/28/12)	1.07%	0.86%	0.86%
...
Bloomberg Barclays U.S. Government Bond Index	2.30%	1.28%	3.23%
(reflects no deduction for fees, expenses, or taxes)			1.25%*
...
Bloomberg Barclays U.S. 1-3 Year Government Bond Index	0.45%	0.58%	1.53%
(reflects no deduction for fees, expenses, or taxes)			0.58%*
*	From 12/28/2012

Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its sub-adviser.
4

Portfolio Manager. Peter A. Strzalkowski, CFA, has been a portfolio manager of the Fund since April 2009 and Vice President of the Fund since May 2009.
Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases may be made in any amount. For Class I shares, the minimum initial investment is $1 million per account. The Class I share minimum initial investment is waived for retirement plan and health savings account service provider platforms (jointly, “service provider platforms”).
Shares may be purchased and redeemed on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail at the address on the back cover, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day.
Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account.
Taxes. Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes, unless your shares are held in a tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
5

For More Information About Oppenheimer Limited-Term Government Fund
You can access the Fund’s prospectus and SAI at http://www.oppenheimerfunds.com/fund/LimitedTermGovernmentFund. You can also request additional information about the Fund or your account:
Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
...
Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For requests by courier or express mail: OppenheimerFunds Services 6803 S. Tucson Way Centennial, CO 80112-3924
...
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

PR0855.001.1218